Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 08, 2020	Mar. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total current assets			$ 49,801				$ 49,801		$ 17,973
Financial assets at fair value									1,965
Intangible assets			340,785				340,785		116,646
Goodwill		$ 176,595	710,962	$ 176,595			710,962		227,763
Right-of-use assets			5,152				5,152		3,519
Total assets			1,110,366				1,110,366		368,225
Total current liabilities			308,108				308,108		67,442
Total liabilities			422,289				422,289		145,049
Series D Convertible Preferred stock, value			208				208		462
Common stock, value			4				4		3
Additional paid-in capital			289,720				289,720		257,002
Accumulated deficit			(184,389)				(184,389)		(56,123)
Non-controlling interest			16,410				16,410		22,602
Total stockholders' equity		176,191	687,869	176,191	$ 228,713	$ 231,656	687,869	$ 228,713	222,714	$ 232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY			1,110,366				1,110,366		368,225
Operating loss			(67,290)		(5,962)		(85,418)	(12,157)
Interest expense and financing costs			13,325		454		15,906	900
Gain on extinguishment of debt							(11,919)
Loss of issuance of notes, bonds & warrants			(602)				(24,655)
Other expense			(1,010)				(1,446)
Change in fair value of warrant liability			4,966	(366)			4,600
Change in fair value of subsidiary warrant liability	$ (26,800)		18		1,124		3	3,601
Change in fair value of shares settled liability			(1,485)				(1,665)
Change in fair value of derivative liability			(823)		890		(526)	1,018
Total other income (expense)			(9,795)		1,560		(49,048)	3,719
Loss before income taxes			(77,085)		(4,402)		(134,466)	(8,438)
Income tax benefit			3,481	1,038	1,037		4,519	2,206
Net loss			(73,604)	(56,343)	(3,365)	(2,867)	(129,947)	(6,232)	(38,127)	(129,312)
Less: net loss attributable to non-controlling interest			(682)		2,182		(1,555)	2,781
Net loss attributable to controlling interest			(72,922)		(5,547)		(128,392)	(9,013)
Less: Deemed dividend - beneficial conversion feature on preferred stock							171
Net loss attributable to common stockholders			$ (72,922)		$ (5,547)		$ (128,563)	$ (9,013)
Net loss per share attributable to common stockholders Basic and diluted			$ (2.08)		$ (0.24)		$ (3.97)	$ (0.50)
Weighted average shares outstanding: Basic and diluted			35,045,390		22,964,199		32,390,829	17,952,188
FaceBank Group, Inc Pre-Merger [Member]
Total current assets		10,211		10,211					17,973	31
Deposits		24		24					24	3
Investment in Nexway at fair value		2,374		2,374
Financial assets at fair value		1,965		1,965					1,965
Intangible assets		111,459		111,459					116,646	136,078
Goodwill		176,595		176,595					227,763	149,975
Right-of-use assets		37		37					3,519
Total assets		302,665		302,665					368,225	286,101
Total current liabilities		41,601		41,601					67,442	18,551
Total liabilities		125,411		125,411					145,049	53,551
Series D Convertible Preferred stock, value		463		463					462
Common stock, value		3		3					3	1
Additional paid-in capital		270,397		270,397					257,002	227,570
Accumulated deficit		(111,593)		(111,593)					(56,123)	(21,763)
Non-controlling interest		17,984		17,984					22,602	26,742
Total stockholders' equity		176,791		176,791					222,714	232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		302,665		302,665					368,225	286,101
Operating loss				(18,128)		(6,195)			(38,885)	(14,963)
Interest expense and financing costs				(2,581)
Gain on extinguishment of debt		51,200		(11,919)						1,852
Loss of issuance of notes, bonds & warrants				(24,053)
Other expense				(436)
Change in fair value of warrant liability				(366)
Change in fair value of subsidiary warrant liability				(15)		2,477			4,504	(91)
Change in fair value of shares settled liability				(180)
Change in fair value of derivative liability				297		128			815	741
Total other income (expense)				(39,253)		2,159			(4,514)	(243)
Loss before income taxes				(57,381)		(4,036)			(43,399)	(15,206)
Income tax benefit				(1,038)		(1,169)			(5,272)	(2,114)
Net loss				(56,343)		(2,867)			(38,127)	(13,092)
Less: net loss attributable to non-controlling interest				873		599			3,767	2,482
Net loss attributable to controlling interest				(55,470)		(3,466)			(34,360)	(10,610)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)					(589)
Net loss attributable to common stockholders				$ (55,641)		$ (3,466)			$ (34,958)	$ (10,610)
Net loss per share attributable to common stockholders Basic and diluted				$ (1.83)					$ (1.57)	$ (2.37)
Weighted average shares outstanding: Basic and diluted				30,338,073					22,286,060	4,481,600
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member]
Total current assets		10,211		$ 10,211					$ 17,973
Deposits		24		24					24
Investment in Nexway at fair value		2,374		2,374
Financial assets at fair value		1,965		1,965					1,965
Intangible assets		111,459		111,459					116,646
Goodwill		148,054		148,054					148,054
Right-of-use assets		37		37					3,519
Total assets		274,124		274,124					288,516
Total current liabilities		41,601		41,601					67,442
Total liabilities		125,411		125,411					145,049
Series D Convertible Preferred stock, value		463		463					462
Common stock, value		3		3					3
Additional paid-in capital		270,397		270,397					257,002
Accumulated deficit		(140,134)		(140,134)					(135,832)
Non-controlling interest		17,984		17,984
Total stockholders' equity		148,250		148,250					143,005
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		274,124		274,124					288,516
Operating loss				(18,128)					(113,326)
Interest expense and financing costs				(2,581)
Gain on extinguishment of debt				39,249
Loss of issuance of notes, bonds & warrants				(24,053)
Other expense				(436)
Change in fair value of warrant liability				(366)
Change in fair value of subsidiary warrant liability				(15)					4,504
Change in fair value of shares settled liability				(180)
Change in fair value of derivative liability				297					815
Total other income (expense)				11,915					(9,782)
Loss before income taxes				(6,213)					(123,108)
Income tax benefit				(1,038)					5,272
Net loss				(5,175)					(117,836)
Less: net loss attributable to non-controlling interest				873					(3,767)
Net loss attributable to controlling interest				(4,302)					(114,069)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)					(589)
Net loss attributable to common stockholders				$ (4,473)					$ (114,667)
Net loss per share attributable to common stockholders Basic and diluted				$ (0.15)					$ (5.15)
Weighted average shares outstanding: Basic and diluted				30,338,073					22,286,060
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member]
Total current assets
Deposits
Investment in Nexway at fair value
Financial assets at fair value
Intangible assets
Goodwill		28,541		28,541					79,709
Right-of-use assets
Total assets		28,541		28,541					79,709
Total current liabilities
Total liabilities
Series D Convertible Preferred stock, value
Common stock, value
Additional paid-in capital
Accumulated deficit		28,541		28,541					79,709
Non-controlling interest
Total stockholders' equity		28,541		28,541					79,709
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		$ 28,541		28,541					79,709
Operating loss									74,441
Interest expense and financing costs
Gain on extinguishment of debt				(51,168)
Loss of issuance of notes, bonds & warrants
Other expense
Change in fair value of warrant liability
Change in fair value of subsidiary warrant liability
Change in fair value of shares settled liability
Change in fair value of derivative liability
Total other income (expense)				(51,168)					5,268
Loss before income taxes				(51,168)					79,709
Income tax benefit
Net loss				(51,168)					79,709
Less: net loss attributable to non-controlling interest
Net loss attributable to controlling interest				(51,168)					79,709
Less: Deemed dividend - beneficial conversion feature on preferred stock
Net loss attributable to common stockholders				$ (51,168)					$ 79,709
Net loss per share attributable to common stockholders Basic and diluted
Weighted average shares outstanding: Basic and diluted